Impairment, Restructuring and Other Related Phase-Out Costs - Summary of restructuring and related costs (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Impairment		$ 189
Restructuring charges		176
Other related phase-out costs		11
Impairment, restructuring charges and other related phase-out costs		376	$ 0	$ 0
Manufacturing reshaping pillar
Restructuring Cost and Reserve [Line Items]
Impairment	$ 151	151
Restructuring charges		79
Other related phase-out costs		11
Impairment, restructuring charges and other related phase-out costs		241
Cost base resizing pillar
Restructuring Cost and Reserve [Line Items]
Impairment		10
Restructuring charges		97
Other related phase-out costs		0
Impairment, restructuring charges and other related phase-out costs		107
Other
Restructuring Cost and Reserve [Line Items]
Impairment		28
Restructuring charges		0
Other related phase-out costs		0
Impairment, restructuring charges and other related phase-out costs		$ 28